Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax expenses /(benefit)	$ (471)	$ (38)	$ 71
Deferred income tax (benefit)/expenses	382	(2,214)	(2,540)
Income tax benefit	$ (89)	$ (2,252)	$ (2,469)